INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 2,354,213
Income Tax Examination, Description	The Company is subject to U.S. federal and state tax examinations by tax authorities for years 2021 through present.
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 0
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 255,646
Net operating loss carryforwards expiration period	will be available to offset future Illinois taxable income and will expire after a 20-year carryforward period.